Accounts Receivable - Schedule of Movement of Allowance of Expected Credit Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Accounts Receivable [Abstract]
At the beginning of the year	¥ (1,601)	$ (219)	¥ (37)
Additions	(1,347)	(201)	(1,564)
At the end of the period	¥ (2,948)	$ (420)	¥ (1,601)